CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities
Net loss	$ (4,489,198)	$ (3,192,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	293,837	398,605
Depreciation and amortization	1,574,913	1,570,593
Deferred tax liability	105,650	(68,808)
Amortization of debt discount	140,837	322,947
Provision for doubtful debts	(39,108)	161,788
Loss on foreign exchange transactions	153,692	121,904
Loss on disposal of property and equipment		294
Interest on lease liabilities	131,291
Changes in operating assets and liabilities:
Accounts receivable	(30,554)	157,720
Other receivable	(66,000)
Prepaid expenses and other current assets	(1,927,176)	(483,682)
Inventory	20,013	(6,973)
Accounts payable	256,562	334,949
Accrued expenses and other current liabilities	254,080	117,632
Deferred revenue	1,015,200	(1,684,719)
Deferred tax liability	(257,953)	138,053
Other non-current liabilities	(217,291)	(25,147)
Total adjustments	1,407,993	1,065,102
Net Cash Used In Operating Activities	(3,081,205)	(2,127,213)
Cash Flows From Investing Activities
Purchase of intangible assets	(804,314)	(437,764)
Purchase of equipment	(77,797)	(233,823)
Sale of equipment		25,236
Deposit on investment in UAV		(516,296)
Net Cash Used In Investing Activities	(882,111)	(1,162,647)
Cash Flows From Financing Activities
Amount due to/from related party	(154,345)	13,459
Proceeds from sale of future shares	953,087
Proceeds from convertible debt, net of issuance costs		1,819,145
Proceeds from equity issuances, net of issuance costs	3,127,442	2,222,000
Operating lease liability payments	(758,522)	(420,675)
Repayments of loans payable	(71,967)	(551,946)
Net Cash Provided By Financing Activities	3,095,695	3,081,983
Effect of Exchange Rate Changes on Cash	379,408	(809,067)
Net Increase (Decrease) In Cash	(488,213)	(1,016,944)
Cash - Beginning of year	2,273,151	3,290,095
Cash - End of year	1,784,938	2,273,151
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest	202,176	335,606
Non-Cash Investing and Financing Activities
Treasury stock adjustment		494,476
Condonation of loan		400,000
Shares issued for subscription receivable		915,763
Shares issued in satisfaction of a liability, net of derivative liability (2020: $250,000)		100,000
Shares issued for the acquisition of Entrepreneur Resorts and Wealth Dynamics		17,798,374
Shares issued for conversion of convertible notes	$ 293,837	$ 2,664,004